UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

________

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73013

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2017

Date of reporting period: November 30, 2017

Item 1.	Reports to Stockholders.

EXCHANGE TRADED CONCEPTS TRUST ETF Industry Exposure & Financial Services ETF

Annual Report

November 30, 2017

ETF Industry Exposure & Financial Services ETF

Table of Contents

Management Discussion of Fund Performance	2
Schedule of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to the Financial Statements	9
Report of Independent Registered Public Accounting Firm	16
Trustees and Officers of the Trust	17
Disclosure of Fund Expenses	20
Supplemental Information	21

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts, LLC uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-380-TETF; and (ii) on the Commission’s website at http://www.sec.gov.

ETF Industry Exposure & Financial Services ETF

Management Discussion of Fund Performance

November 30, 2017 (Unaudited)

Dear ETF Industry Exposure & Financial Services ETF Shareholders,

On behalf of the entire Toroso Investments team, we want to express our appreciation for the confidence you have placed in the ETF Industry Exposure & Financial Services ETF (“TETF” or the “Fund”). The following information pertains to the fiscal period April 19, 2017 through November 30, 2017.

TETF seeks to provide investment results that, before fees and expenses, track the total return performance of the Toroso ETF Industry Index (the “Index”). The Index is designed to measure the performance of an investable universe of publicly-traded companies that directly or indirectly provide services or support to exchange-traded funds (“ETFs”), including but not limited to the management, servicing, trading or sale of ETFs, as determined by Toroso Investments, LLC (the “Index Provider”). As the ETF industry grew from a $2.5 to $3.5 trillion industry from 2016 to 2017 in the United States, our goal is for TETF to capture this growth while eliminating less dynamic subsectors within the financial services space. Constituents of the Fund include ETF sponsors, index & data companies, trading and custody providers, liquidity providers, and exchanges.

The Fund began trading April 19, 2017 and has performed well, starting from a NAV at launch of $15.00 per share to $18.65 per share at the close on November 30, a 24.3% increase. TETF has outperformed the S&P 500 Index over the same period by more than 9%.

The best performing security in the Fund was Interactive Brokers Group Inc (ticker: IBKR) at more than a 70% gain, while the worst performing security, Flow Traders NV (ticker: FLOW), showed a loss of more than 33%. However, 30 of the 44 securities held in the fund outperformed the S&P 500 Index since the inception of the Fund.

We appreciate your investment in the ETF Industry Exposure & Financial Services ETF (ticker: TETF).

Sincerely,

J. Garrett Stevens,
Chief Executive Officer
Exchange Traded Concepts, Advisor to the Fund

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the S&P 500 Index proportionate to its market value.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

ETF Industry Exposure & Financial Services ETF

Management Discussion of Fund Performance

November 30, 2017 (Unaudited)

Growth of a $10,000 Investment‡
(at Net Asset Value)‡

	CUMULATIVE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2017*
	Cumulative Inception to Date
	Net Asset Value	Market Price
ETF Industry Exposure & Financial Services ETF	24.33%	22.71%
Toroso ETF Industry Index	24.89%	24.89%
S&P 500 Index	14.68%	14.68%

*	Fund commenced operations on April 19, 2017.
‡	Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Please visit teftetf.com or call 1-(844)-380-TEFT for most recent month end performance and expenses.

Current performance may be lower or higher than the performance data shown above.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index in Management Discussion of Fund Performance.

ETF Industry Exposure & Financial Services ETF

Schedule of Investments

November 30, 2017

Description	Shares	Fair Value
COMMON STOCK — 99.4%
Financials — 95.1%
Ameriprise Financial	404	$65,945
Bank of New York Mellon	1,132	61,966
BlackRock, Cl A	492	246,585
CBOE Global Markets	2,004	247,354
Charles Schwab	5,044	246,097
Citigroup	272	20,536
CME Group, Cl A	432	64,601
Cowen, Cl A *	1,112	16,569
Deutsche Boerse	168	19,080
E*TRADE Financial *	460	22,144
Eaton Vance	396	21,891
FactSet Research Systems	336	67,160
Flow Traders	4,440	97,569
Franklin Resources	456	19,767
Goldman Sachs Group	252	62,405
Interactive Brokers Group, Cl A	416	23,737
Intercontinental Exchange	1,836	131,182
Invesco	6,328	228,884
Investment Technology Group	892	16,047
Janus Henderson Group	540	20,126
JPMorgan Chase	1,308	136,712
Legg Mason	508	20,300
London Stock Exchange Group	1,120	57,293
LPL Financial Holdings	376	19,492
Manulife Financial	936	19,694
MarketAxess Holdings	96	18,746
Morgan Stanley	412	21,263
Morningstar	216	19,937
MSCI, Cl A	1,820	234,234
Nasdaq	1,612	127,606
Northern Trust	644	62,970
Principal Financial Group	304	21,520
S&P Global	1,364	225,715
SEI Investments	2,056	144,660
State Street	1,824	173,918
TD Ameritrade Holding	400	20,468
Thomson Reuters	392	17,275
US Bancorp	1,092	60,224
Virtu Financial, Cl A	7,252	118,208
Virtus Investment Partners	496	59,545
WisdomTree Investments	23,232	267,168
		3,546,593
Information Technology — 4.3%
DST Systems	2,268	141,931
Envestnet *	360	17,694
		159,625
Total Common Stock
(Cost $3,303,326)		3,706,218

Total Investments — 99.4%
(Cost $3,303,326)		$3,706,218

Percentages are based on Net Assets of $3,730,409.

*	Non-income producing security.

Cl — Class

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

As of November 30, 2017, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended November 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

ETF Industry Exposure & Financial Services ETF

Statement of Assets and Liabilities

November 30, 2017

Assets:
Investments at Fair Value	$3,706,218
Foreign Currency at Value	147,748
Segregated Cash Balance with Authorized Participants for Deposit Securities	1,017,182
Receivable for Investment Securities Sold	46,297
Dividends Receivable	5,508
Reclaims Receivable	47
Total Assets	4,923,000

Liabilities:
Collateral Payable Upon Return of Deposit Securities	1,017,182
Payable for Investment Securities Purchased	90,788
Due to Custodian	83,165
Advisory Fees Payable	1,456
Total Liabilities	1,192,591

Net Assets	$3,730,409

Net Assets Consist of:
Paid-in Capital	$3,317,589
Accumulated Undistributed Net Investment Income	21,536
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(11,608)
Net Unrealized Appreciation on Investments	402,892
Net Assets	$3,730,409

Investments, at Cost	$3,303,326
Foreign Currency, at Cost	147,748
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	200,000
Net Asset Value, Offering and Redemption Price Per Share	$18.65

The accompanying notes are an integral part of the financial statements.

ETF Industry Exposure & Financial Services ETF

Statement of Operations

For the period ended November 30, 2017*

Investment Income:
Dividends	$28,463
Less: Foreign Taxes Withheld	(70)
Total Investment Income	28,393

Expenses:
Advisory Fees	8,921
Total Expenses	8,921

Net Investment Income	19,472

Net Realized Gain on:
Investments(1)	65,036
Foreign Currency Transactions	2,064
Net Change in Unrealized Appreciation on:
Investments	402,892
Net Realized and Unrealized Gain on Investments	469,992

Net Increase in Net Assets Resulting from Operations	$489,464

*	Commenced operations April 19, 2017.

(1)	Includes realized gains as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ETF Industry Exposure & Financial Services ETF

Statement of Changes in Net Assets

Period Ended November 30, 2017*
Operations:
Net Investment Income	$19,472
Net Realized Gain on Investments and Foreign Currency Transactions(1)	67,100
Net Change in Unrealized Appreciation on Investments	402,892
Net Increase in Net Assets Resulting from Operations	489,464

Capital Share Transactions:
Issued	4,069,383
Redeemed	(828,438)
Increase in Net Assets from Capital Share Transactions	3,240,945

Total Increase in Net Assets	3,730,409

Net Assets:
Beginning of Period	—
End of Period (Includes Accumulated Undistributed Net Investment Income of $21,536)	$3,730,409

Share Transactions:
Issued	250,000
Redeemed	(50,000)
Net Increase in Shares Outstanding from Share Transactions	200,000

*	Commenced operations April 19, 2017.

(1)	Includes realized gains as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

Amount designated as “—“ is $0.

The accompanying notes are an integral part of the financial statements.

ETF Industry Exposure & Financial Services ETF

Financial Highlights

For the Period Ended November 30, 2017

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover(3)
ETF Industry Exposure & Financial Services ETF
2017 (4)	$15.00	$0.15	$3.50	$3.65	$—	$—	$—	$18.65	$18.64	24.33%	$3,730	0.64	%(2)	1.40	%(2)	48%

*	Per share data calculated using average shares method.

(1)

Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)	Annualized.

(3)

Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions in-kind.

(4)	Commenced operations on April 19, 2017.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

ETF Industry Exposure & Financial Services ETF

Notes to the Financial Statements

November 30, 2017

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the ETF Industry Exposure & Financial Services ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, track the total return performance of the Toroso ETF Industry Index (the “Index”). Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser for the Fund. Penserra Capital Management, LLC (the “Sub-Adviser”) serves as the sub-adviser to the Fund. The Fund is classified as a “non-diversified” fund under the 1940 Act. The Fund commenced operations on April 19, 2017.

Shares of the Fund are listed and traded on NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, typically of at least 25,000 Shares, called “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies ASC (“ASC 946”), and concluded that the Fund meets criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s Fair Value Procedures.

ETF Industry Exposure & Financial Services ETF

Notes to the Financial Statements

November 30, 2017 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued) — Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board.

The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended November 30, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period April 19, 2017 (commencement of operations) through November 30, 2017, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of November 30, 2017, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. The tax year since inception remains open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

ETF Industry Exposure & Financial Services ETF

Notes to the Financial Statements

November 30, 2017 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Organizational Expenses — All organizational and offering expenses of the Fund were borne by the Adviser and will not be subject to future recoupment. As a result, organizational and offering expenses are not reflected in the Statement of Assets and Liabilities or Statement of Operations.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Cash and Cash Equivalents — Idle cash may be swept into various time deposits and is classified as cash and cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Creation Units — The Fund issues and redeems shares (“Shares”) on a continuous basis at NAV and only in large blocks of at least 25,000 Shares (each block of Shares for the Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $500. An Authorized Participant who holds Creation Units (“Authorized Participants”) and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 to the Adviser. The Adviser may retain all or portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover. In addition, the Fund may impose a Non-Standard Charge of up to 0.02% of the value of the creation transactions for cash creations, nonstandard orders, or partial cash purchases for the Fund.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of November 30, 2017:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
ETF Industry Exposure & Financial Services ETF	25,000	$500	$466,250	$500

To the extent the Fund permits the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable deposit securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount of 115% of the daily mark-to-market of the missing deposit securities. Amounts are disclosed as Segregated Cash Balance with Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities.

ETF Industry Exposure & Financial Services ETF

Notes to the Financial Statements

November 30, 2017 (Continued)

3. AGREEMENTS

Investment Advisory Agreement

Exchange Traded Concepts, LLC, or the Adviser, is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120. The Adviser serves as investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Sub-Adviser (as defined below), including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.64% of average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Advisor or its affiliates. They receive no fees for serving as officers of the Trust.

The Index Provider has entered into an agreement with the Adviser to assume the obligations of the Adviser to pay all expenses of the Funds, except Excluded Expenses.

Sub-Advisory Agreement

Penserra Capital Management, LLC, or the Sub-Adviser, is a New York limited liability company, located at 4 Orinda Way, Suite 100-A, Orinda, California 94563, and serves as the Fund’s sub-adviser pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board.

Under the Sub-Advisory agreement, the Adviser pays the Sub-Adviser a fee, calculated daily and paid monthly, at an annual rate of 0.05% on the average daily net assets of the Fund, subject to a $20,000 minimum annual fee.

The Sub-Adviser’s affiliated broker-dealer, Penserra Securities LLC (“Penserra Securities”), also holds a minority interest in the Sub-Adviser. The Fund may execute brokerage or other agency transactions through registered broker dealer affiliates of the Fund, the Adviser, the Sub-Adviser or the Distributor for a commission in conformity with the 1940 Act and rules promulgated by the SEC. For the fiscal year ended November 30, 2017, the Fund paid commissions to affiliated brokers in the amount of $429.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

ETF Industry Exposure & Financial Services ETF

Notes to the Financial Statements

November 30, 2017 (Continued)

3. AGREEMENTS (continued)

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily assets each year for certain distribution-related activities. For the period ended November 30, 2017, the Plan was not operational and, thus, the Fund paid no fees under the Plan. The Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers of the Trust may also be officers of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For the period ended November 30, 2017, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
ETF Industry Exposure & Financial Services ETF	$1,187,091	$1,108,258

For the period ended November 30, 2017, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
ETF Industry Exposure & Financial Services ETF	$3,985,693	$826,224	$76,644

There were no purchases or sales of long-term U.S. Government securities by the Fund.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital, accumulated undistributed net investment income (loss), or accumulated net realized gain (loss) as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences are primarily related to in-kind transactions and foreign currency transactions and have been reclassified to/from the following accounts during the period ended November 30, 2017:

	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid–in-Capital
ETF Industry Exposure & Financial Services ETF	$2,064	$(78,708)	$76,644

ETF Industry Exposure & Financial Services ETF

Notes to the Financial Statements

November 30, 2017 (Continued)

5. TAX INFORMATION (continued)

The reclassifications have no impact on net assets or net asset value per share.

As of November 30, 2017, the components of accumulated gains on a tax basis were as follows:

ETF Industry Exposure & Financial Services ETF
Undistributed Ordinary Income	$29,600
Unrealized appreciation (depreciation)	383,220
Total Accumulated Gains	$412,820

For Federal income tax purposes, the cost of securities owned at November 30, 2017, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales and Passive Foreign Investment Company gains and losses, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Fund at November 30, 2017, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
ETF Industry Exposure & Financial Services ETF	$3,322,998	$407,417	$(24,197)	$383,220

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Fund will invest at least 80% of its total assets in securities of the Index, which reflects the performance of an investable universe of publicly-traded companies that directly or indirectly provide services or support to ETFs, including but not limited to the management, servicing, trading or sale of ETFs (“ETF Activities”).

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, prices of common stocks are sensitive to general market movements.

ETF Industry Exposure & Financial Services ETF

Notes to the Financial Statements

November 30, 2017 (Concluded)

6. RISKS OF INVESTING IN THE FUND (continued)

Concentration and Financial Sector Risk: Because the Fund’s assets will be concentrated to the extent that the Index concentrates in a particular sector, industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that sector, industry or group of industries. The Fund’s assets will be concentrated in the financial services sector, which means the Fund will be more affected by the performance of the financial services sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Companies engaged in ETF Activities could be adversely affected if the current growth of the ETF market is not sustained.

Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Market Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in securities prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

7. OTHER

At November 30, 2017, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by two Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

8. REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Fund’s net assets or results of operations.

9. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements.

On December 26, 2017, the Fund declared a distribution payable of $0.1004 per share of ordinary income and $0.0038 per share of short-term capital gains to shareholders of record on December 27, 2017, and payable on December 29, 2017.

ETF Industry Exposure & Financial Services ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of ETF Industry Exposure & Financial Services ETF and
Board of Trustees of Exchange Traded Concepts Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of ETF Industry Exposure & Financial Services ETF (the “Fund”), a series of Exchange Traded Concepts Trust, as of November 30, 2017 and the related statements of operations, and changes in net assets and the financial highlights for the period April 19, 2017 (commencement of operations) through November 30, 2017. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ETF Industry Exposure & Financial Services ETF as of November 30, 2017, the results of its operations, the changes in its net assets, and the financial highlights for the period April 19, 2017 (commencement of operations) through November 30, 2017, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
January 29, 2018

ETF Industry Exposure & Financial Services ETF

Trustees and Officers of the Trust

November 30, 2017 (Unaudited)

The following chart lists Trustees and Officers as of November 30, 2017.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Advisor or the Administrator.

Set forth below are the names, years of birth, addresses, position with the Fund, term of office and length of time served, the principal occupations during the past five years, number of portfolios in fund complex overseen by the trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Fund. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-(844)-380-TETF.

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Interested Trustee
J. Garrett Stevens c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)	T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust, 2009 to 2011 – Chief Executive Officer and Secretary, 2011 - present – President; Exchange Traded Concepts, LLC, 2009 to present – Chief Executive Officer; Exchange Listed Funds Trust, 2012 to present - President	11	ETF Series Solutions (2012 - 2014) - Trustee
Independent Trustees
David M. Mahle c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1944)	Trustee	Since 2011	Jones Day, 2012 to present – Consultant; Jones Day, 2008 to 2011 – Of Counsel; Jones Day, 1988 to 2008 - Partner	16	Exchange Listed Funds Trust (5) - Trustee, Source ETF Trust (2014 - 2015) - Trustee

(1)	Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

ETF Industry Exposure & Financial Services ETF

Trustees and Officers of the Trust

November 30, 2017 (Unaudited)(Continued)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Independent Trustees (continued)
Kurt Wolfgruber c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1950)	Trustee	Since 2012	Amherst Asset Management, 2010 to present – Independent Advisor; Oppenheimer Funds, Inc., 2007 to 2009 - President	16	New Mountain Finance Corp. - Director; Exchange Listed Funds Trust (5) - Trustee; Source ETF Trust (2014 - 2015) - Trustee
Mark Zurack c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1957)	Trustee	Since 2011	Columbia Business School, 2002 to present - Professor	11	AQR Funds (42) - Trustee; Source ETF Trust (2014 - 2015) - Trustee
Timothy Jacoby c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1952)	Trustee	Since 2014	Deloitte & Touche LLP, 2000 to 2014 - Partner	16	Exchange Listed Funds Trust (5) - Trustee; Source ETF Trust (2014 - 2015) - Trustee; Edward Jones Money Market Fund - Trustee

(1)	Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

ETF Industry Exposure & Financial Services ETF

Trustees and Officers of the Trust

November 30, 2017 (Unaudited)(Concluded)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Officers
J. Garrett Stevens c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)

T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust, 2009 to 2011 – Chief Executive Officer and Secretary, 2011 to present – President; Exchange Traded Concepts, LLC, 2009 to present – Chief Executive Officer; Exchange Listed Funds Trust, 2012 to present – President

ETF Series Solutions, 2012 - 2014 - Trustee
Richard Hogan c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1963)	Secretary	Since 2011

Managing Member, Yorkville ETF Advisors, 2011 to 2016; Exchange Traded Concepts, LLC, 2011 to present – Director; Private Investor – 2003 to present; Exchange Traded Concepts Trust, 2011 to present – Secretary; Yorkville ETF Advisors, 2011 to 2016 – Managing Member

Board Member of Peconic Land Trust of Suffolk County, NY; Exchange Listed Funds Trust (5) - Trustee
James J. Baker Jr. c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1951)	Treasurer	Since 2015	Exchange Traded Concepts, LLC, 2011 to present – Managing Partner; Yorkville ETF Advisors, 2012 to 2016 – Managing Partner; Goldman Sachs, 2000 to 2011 – Vice President	None
Eric Kleinschmidt c/o SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (1968)	Assistant Treasurer	Since 2013	Director, Fund Accounting, SEI Investments Global Funds Services, 2004 to present	None
Alyssa Garie c/o Cipperman Compliance Services LLC 480 Swedesford Road, Suite 300 Wayne, PA 19087 (1984)	Chief Compliance Officer	Since 2017	Cipperman Compliance Services, LLC, 2014 to present — Vice President; Mondrian Investment Partners (U.S.), Inc. 2006 to 2013 — Senior Associate.	None

ETF Industry Exposure & Financial Services ETF

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs of your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2017 to November 30, 2017) (unless otherwise noted below).

The table below illustrates each Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/01/17	Ending Account Value 11/30/17	Annualized Expense Ratios	Expenses Paid During Period(1)
ETF Industry Exposure & Financial Services ETF
Actual Fund Return	$ 1,000.00	$ 1,202.50	0.64%	$ 3.52
Hypothetical 5% Return	1,000.00	1,021.87	0.64%	3.23

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 183/365 (to reflect the commencement of operations period shown).

ETF Industry Exposure & Financial Services ETF

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.tetfetf.com.

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Sub-Adviser:

Penserra Capital Management LLC

4 Orinda Way

Suite 100-A

Orinda, California 94563

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius, LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

EMQ-AR-002-0100

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

Item 4.	Principal Accountant Fees and Services.

Fees billed by Cohen Fund Audit Services, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Fiscal Year Ended November 2017			Fiscal Year Ended March 2017
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$80,000	$0	$0	$32,000	N/A	N/A
(b)	Audit-Related Fees	$0	$0	$0	N/A	N/A	N/A
(c)	Tax Fees	$21,500	$0	$0	$8,000	N/A	N/A
(d)	All Other Fees	$0	$0	$0	N/A	N/A	N/A

		Fiscal Year Ended November 2016
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$28,500	$0	$0
(b)	Audit-Related Fees	$0	$0	$0
(c)	Tax Fees	$6,000	$0	$0
(d)	All Other Fees	$0	$0	$0

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved .

(e)(2) Percentage of fees billed applicable to non-audit services approved pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows (Cohen):

	Fiscal Year Ended November 2017	Fiscal Year Ended March 2017	Fiscal Year Ended November 2016
Audit-Related Fees	0%	0%	0%
Tax Fees	0%	0%	0%
All Other Fees	0%	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by Cohen for the fiscal year 2017, 2017, and 2016 were $0, $0, and $0, respectively.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Items 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees, Mark Zurack, Timothy Jacoby, David M. Mahle, and Kurt Wolfgruber.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 8, 2018

By	/s/ James J. Baker
James J. Baker Jr., Treasurer

Date: February 8, 2018